Corporation Information and Basis of Presentation (Details)	12 Months Ended
Jun. 30, 2013
Agria Group Limited [Member]
Entity Incorporation, State Country Name	BVI
China Victory International Holdings Limited [Member]
Entity Incorporation, State Country Name	Hong Kong
Aero Biotech Science & Technology Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Agria Brother Biotech Shenzhen Co., Ltd. [Member]
Entity Incorporation, State Country Name	PRC
Agria Biotech Overseas Limited [Member]
Entity Incorporation, State Country Name	Hong Kong
Agria Asia International Limited [Member]
Entity Incorporation, State Country Name	Hong Kong
Agria Hong Kong Limited [Member]
Entity Incorporation, State Country Name	Hong Kong
Agria Asia Investments Ltd [Member]
Entity Incorporation, State Country Name	BVI
Agria Singapore Pte Ltd [Member]
Entity Incorporation, State Country Name	Singapore
Agria Corporation New Zealand Ltd [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agriculture New Zealand Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agri Feeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agri Tech South America Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Grasslands Innovation Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Consortia Research Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Employee Benefits Plan Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech Holdings Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Rural Capital Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Agritech New Zealand Limited [Member]
Entity Incorporation, State Country Name	New Zealand
AgriServices South America Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Real Estate Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Seeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgw Corporate Trustee Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Agricom Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Genomics Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Wool Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Investments Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Wrightson Seeds Limited [Member]
Entity Incorporation, State Country Name	New Zealand
New Zealand Wool Handlers Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Bloch & Behrens Wool (NZ) Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Employee Benefits Plan Limited [Member]
Entity Incorporation, State Country Name	New Zealand
Pgg Wrightson Real Estate Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgw Agritech Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgg Wrightson Seeds Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
AusWest Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Stephen Pasture Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Pgg AgriServices Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Agricom Australia Seeds Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Agricom Australia Pty Limited [Member]
Entity Incorporation, State Country Name	Australia
Juzay S [Member]
Entity Incorporation, State Country Name	Uruguay
Wrightson Pas Sa Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Pgg Wrightson Uruguay Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Pgw Agritech South America Sa [Member]
Entity Incorporation, State Country Name	Uruguay
Hunker Sa Ta Rural Centre [Member]
Entity Incorporation, State Country Name	Uruguay
Lanelle Sa Ta Riegoriental [Member]
Entity Incorporation, State Country Name	Uruguay
Afinlux Sa Ta Romualdo Rodriguez [Member]
Entity Incorporation, State Country Name	Uruguay
Idogal Sa Ta Veterinaria Lasplaces [Member]
Entity Incorporation, State Country Name	Uruguay
Agrosan Sa [Member]
Entity Incorporation, State Country Name	Uruguay
Kroslyn Sa Limited [Member]
Entity Incorporation, State Country Name	Uruguay
Guarneri y Ghilino Ltda [Member]
Entity Incorporation, State Country Name	Uruguay
Escritorio Romualdo Rodriguez Ltda [Member]
Entity Incorporation, State Country Name	Uruguay
Alfalfares Srl [Member]
Entity Incorporation, State Country Name	Argentina
NZ Ruralco Participacoes Ltda [Member]
Entity Incorporation, State Country Name	Brazil